Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using the equity method
Summary of development of the entity's equity method investment

The following table summarizes the development of the investments in associates during year 2024:

		Centauri		Quantro	Topas
	Autobahn	Therapeutics	EIR	Therapeutics	Therapeutics	Insignificant
In k€	Labs LLC	Ltd.	Biotherapies	GmbH	GmbH	investments	Total
Balance at January 1, 2024	—	2,179	—	892	—	—	3,071
Investment	1,378	—	1,022	—	977	2	3,379
Share of profit/(loss) in associate	(1,378)	(916)	(149)	(892)	(977)	—	(4,312)
Impairment	—	—	—	—	—	—	—
Dividends earned, Divestment or Reclassification	—	—	—	—	—	—	—
Balance at December 31, 2024	—	1,264	873	—	—	2	2,138

The following table provides an overview of the development of the investments in 2023:

		Centauri		Dark Blue	Topas	Tucana
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics	Bioscienes	Insignificant
In k€	Labs LLC	Ltd.	GmbH	Ltd.	GmbH	Inc.	investments	Total
Balance at January 1, 2023	1,371	—	3,967	4,022	405	2,325	3,954	16,043
Investment	2,360	3,455	—	—	2,023	—	—	7,838
Share of profit/(loss) in associate	(3,730)	(309)	(968)	(4,022)	(2,428)	(775)	(650)	(12,881)
Impairment	—	(3,336)	(2,999)	—	—	(579)	(960)	(7,875)
Dividends earned, Divestment or Reclassification	—	2,369	—	—	—	(970)	(1,453)	(54)
Balance at December 31, 2023	—	2,179	—	—	—	—	892	3,071

Schedule of financial information of significant investments

Further financial information on the significant investments accounted for using the equity method is presented below:

2024

	Centauri	Dark Blue		Quantro	Topas
	Therapeutics	Therapeutics	EIR	Therapeutics	Therapeutics
In k€	Ltd	Ltd	Biotherapies	GmbH	GmbH
Current assets	383	291	634	1,121	7,560
Non-current assets	299	9,047	1,752	549	972
Current liabilities	245	981	187	2,072	548
Non-current liabilities	—	—	2	4,325	—
Revenues from 1 Jan to 31 Dec	1	—	—	1,294	—
Net income (loss) 1 Jan to 31 Dec	(4,483)	(3,115)	(167)	(3,974)	(9,418)

2023

		Centauri		Dark Blue	Quantro
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics
In k€	Labs LLC	GmbH	GmbH	Ltd.	GmbH
Current assets	1,272	9,451	1,071	4,321	613
Non-current assets	727	—	421	248	5,072
Current liabilities	2,257	—	148	1,087	2,902
Non-current liabilities	—	—	—	9,098	483
Revenues from 1 Jan to 31 Dec	—	597	—	—	2,353
Net income (loss) 1 Jan to 31 Dec	(10,667)	(3,448)	(2,176)	(9,210)	(890)